GOODWILL AND INTANGIBLE ASSETS (Narrative) (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Track Innovations Ltd
Disclosure of detailed information about intangible assets [line items]
Goodwill	$ 2,724
Vendsys
Disclosure of detailed information about intangible assets [line items]
Goodwill	891
Modularity Technologies Ltd
Disclosure of detailed information about intangible assets [line items]
Goodwill	503
Nayax Retail Ltd
Disclosure of detailed information about intangible assets [line items]
Goodwill	1,867
Weezmo
Disclosure of detailed information about intangible assets [line items]
Goodwill	$ 4,615